Business Combination and Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the estimated fair value of the purchase consideration paid to Opco Equity Holders (in thousands, except per unit data):

Consideration
Equity consideration paid to Opco Equity Holders (1)	$1,904,648
Cash paid for redeemed Opco Incentive Units (2)	1,488
Cash paid for seller transaction costs (3)	13,454

Total purchase consideration	$1,919,590

(1)
The equity consideration paid to Opco Equity Holders is equal to the estimated fair value of noncontrolling interest on the acquisition date. Equity consideration paid to Opco Equity Holders consisted of the following:

Fair Value
Opco common units	189,933
Fair value per unit	$9.46

Fair value of Opco common units	$1,796,769
Fair value of Opco common incentive units based on services rendered	107,879

Equity consideration paid to Opco Equity Holders	$1,904,648

(2)
Represents the cash paid to certain Opco Equity Holders in exchange for the redemption of 40% of the first one-third
of their Opco common incentive units and preferred incentive units which vested at the effective time of the Business Combination (Note 11).

(3)	Represents Opco’s liability to pay transaction costs as of the Business Combination date, which was settled with cash received from the Business Combination.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
We recorded the preliminary allocation of the purchase price to Opco’s assets acquired and liabilities assumed based on their fair values as of October 15, 2021. The preliminary purchase price allocation is as follows (in thousands):

Fair Value
Cash and cash equivalents, restricted cash and customer funds	$30,837
Accounts receivable, net	17,009
Other current assets	5,090
Property, equipment and software	4,115
Deposits with clearinghouse, noncurrent (affiliate in Predecessor period)	15,151
Intangible assets	393,070
Goodwill	1,527,071
Deferred tax asset	140
Other assets	3,002

Total assets acquired	1,995,485
Accounts payable and accrued liabilities	(52,997)
Due to related party (affiliate in Predecessor period)	(2,313)
Other current liabilities	(3,140)
Deferred revenue, current	(4,665)
Participation unit liability	(6,756)
Deferred revenue, noncurrent	(4,758)
Other liabilities	(1,266)

Total liabilities assumed	(75,895)

Total purchase consideration	$1,919,590

The following table summarizes the fair values of the net assets acquired as of the acquisition date (in thousands):

February 21, 2020
Cash and cash equivalents	$10,652
Accounts receivable	10,158
Other current assets	1,284
Property and equipment	4,465
Customer relationships	53,620
Technology	11,990
Trade name	415
Other non-current assets	2,864
Goodwill	216,575

Total assets acquired	312,023

February 21, 2020
Accounts payable and accrued liabilities	(22,450)
Deferred revenue	(12,703)
Deferred income tax liabilities	(3,005)
Other non-current liabilities	(2,402)

Total liabilities assumed	(40,560)

Total purchase consideration	$271,463

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination
The weighted average amortization period for the acquired intangible assets is 5.7 years. The fair value of the intangible assets is as follows (in thousands):

	Weighted Average Useful Lives (in years)	Fair Value
Trademarks / trade names (1)	Indefinite	$39,470
Licenses (2)	Indefinite	241,320
Customer relationships (3)	8.0	44,970
Technology (4)	4.2	67,310

Total intangible assets acquired		$393,070

(1)	The trademarks / trade names represent those that Opco originated which were valued using the relief-from-royalty method.
(2)	The licenses represent those that Opco acquired that were valued using the with-and-without method.
(3)	The customer relationships represent the existing customer relationships of Opco that were valued by applying the multi-period excess earnings methodology.
(4)	The technology represents technologies acquired and developed by Opco for the purpose of operating its platform, which were valued using the relief-from-royalty method.

Business Acquisition, Pro Forma Information
The following unaudited pro forma financial information presents the combined results of operations as if the Business Combination and the acquisition of Bridge2 Solutions had occurred as of January 1, 2020. The unaudited pro forma financial information as presented below is for illustrative purposes and does not purport to represent what the results of operations would actually have been if the business combinations occurred as of the date indicated or what the results would be for any future periods. The unaudited pro forma results reflect the step-up
amortization adjustments for the fair value of intangible assets acquired, acquisition-related expenses, nonrecurring post-combination compensation expense, unit-based compensation expense under the new capital structure and the related adjustment to the income tax provision.

	Year ended December 31, 2021	Year ended December 31, 2020
Pro forma revenue, net	$39,437	$34,154
Pro forma net loss	(198,467)	(168,751)
Less: pro forma net loss attributable to noncontrolling interest	(165,136)	(140,376)

Pro forma net loss attributable to Bakkt Holdings, Inc.	$(33,331)	$(28,375)

The following table summarizes Bridge2 Solutions’ revenue and earnings included in the statements of operations from February 22, 2020 through December 31, 2020 (in thousands):

February 22, 2020 – December 31, 2020
Revenue	$30,774
Net loss	(11,085)